Summary Of Significant Accounting Policies - Vessels Longlived Assets And Deferred Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization of deferred drydock and special survey costs	$ 9,581	$ 7,289	$ 5,364
Amortization and write-off of deferred financing costs	5,384	6,309	5,580
Annual Growth Factor Management Fees	3.00%
Utilization Rate Of Fleet	98.10%
Vessels
Scrap value of vessels per LWT	$340 per LWT	$285 per LWT
Interest Costs Capitalized	$ 1,831	$ 1,453	$ 4,303
Period Of Review Of Special Costs Of Assets	30 and 60 months
Oceangoing Vessels
Period Of Review Of Special Costs Of Assets	60 months
Pushboats and barges
Period Of Review Of Special Costs Of Assets	84 months